DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Taxes Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current [Abstract]
Withholdings and perceptions made to third parties	$ 110,623	$ 79,749
Health and safety tax	8,790	0
Turnover Tax	62,714	42,613
UT Others	2,752	0
Others	17,343	20,200
Total	202,222	142,562	[1]
Non-current [Abstract]
Withholdings and perceptions made to third parties	0	0
Health and safety tax	0	0
Turnover Tax	0	0
UT Others	0	0
Others	0	0
Total	$ 0	$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)